Restatement from US GAAP to IFRS	12 Months Ended
Dec. 31, 2020
Restatement From Us Gaap To Ifrs
Restatement from US GAAP to IFRS

The December 31, 2019 US GAAP consolidated statement of financial position has been reconciled to IFRS as follows:

	As reported US GAAP	Adjustment for final PPA (e)	Adjusted US GAAP	Adjustment reference				As restated IFRS
				$’000
	$’000	$’000	$’000	(a)	(b)	(c)	(d)

Current assets
Cash	$685	$-	$685	$-	$-	$-	$-	$685
Receivables	1,516	-	1,516	-	-	-	-	1,516
Inventories	3,347	-	3,347	(141)	-	-	-	3,206
Total current assets	5,548	-	5,548	(141)	-	-		5,407

Non-current assets
Mineral properties	8,610	391	9,001	-	6,456	-	-	15,457
Mining rights	16,997	-	16,997	-	-	-	-	16,997
Property, plant and equipment	10,508	2,196	12,704	2,931	-	-	-	15,635
Goodwill	4,379	(1,706)	2,673	-	-	1,336	-	4,009
Other financial assets	334	-	334	-	-	-	-	334
Deferred tax assets	4,599	-	4,599	(1,758)	-	-	-	2,841
Other receivables	3,814	-	3,814	-	-	-	-	3,814
Total non-current assets	49,241	881	50,122	1,173	6,456	1,336	-	59,087
Total assets	$54,789	$881	$55,670	$1,032	$6,456	$1,336	$-	$64,494

Current liabilities
Bank indebtedness	$14,989	$-	$14,989	$-	$-	$-	$-	$14,989
Accounts payable and accrued liabilities	5,992	-	5,992	-	-	-	-	5,992
Accounts payable with related parties	6,717	-	6,717	-	-	-	-	6,717
Loan payable and current portion long-term debt	334	-	334	-	-	-	-	334
Total current liabilities	28,032	-	28,032	-	-	-	-	28,032

Non-current liabilities
Long-term debt	312	-	312	-	-	-	-	312
Long-term debt with related parties	11,708	-	11,708	-	-	-	-	11,708
Asset retirement obligation	2,812	-	2,812	-	-		(2,812)	-
Reclamation and remediation obligations	-		-			2,991	2,812	5,803
Deferred tax liabilities	2,693	1,050	3,743	1,052	-	-	-	4,795
Other long-term payables	56	-	56	-	-	-	-	56
Total non-current liabilities	17,581	1,050	18,631	1,052	-	2,991	-	22,674
Total liabilities	45,613	1,050	46,663	1,052	-	2,991	-	50,706

Shareholders’ equity
Capital stock	2,588	-	2,588	-	-	-	-	2,588
Additional paid in capital	181,676	-	181,676	-	-	-	(181,676)	-
Contributed surplus	-	-	-	-	-	-	180,269	180,269
Accumulated deficit	(174,270)	(169)	(174,439)	10	6,687	(1,655)	(16,738)	(186,135)
Accumulated other comprehensive income (loss)	(575)	-	(575)	-	-	-	18,961	18,386
Total shareholders' equity attributable to the parent:	9,419	(169)	9,250	10	6,687	(1,655)	816	15,108
Non-controlling interest	(243)	-	(243)	(30)	(231)	-	(816)	(1,320)
Total shareholders' equity	9,176	(169)	9,007	(20)	6,456	(1,655)	-	13,788
Total liabilities and shareholders’ equity	$54,789	$881	$55,670	$1,032	$6,456	$1,336	$-	$64,494

The US GAAP consolidated statement of comprehensive loss for the year ended December 31, 2018 has been reconciled to IFRS as follows:

	As reported US GAAP	Adjustment reference				As restated IFRS
		$’000
	$’000	(a)	(b)	(c)	(d)	$’000

Revenue	$47,441	$648	$-	$-	$-	$48,089
Cost of sales	(36,361)	(8,301)	-	-	-	(44,662)
Gross profit	11,080	(7,653)	-	-	-	3,427

Operating income (expenses):
Other operating income	1,505	-	-	-	(1,505)	-
Exploration expenses	(1,802)	3	(367)	(578)	-	(2,744)
Administrative expenses	(6,017)	(3,100)	(1,834)	-	-	(10,951)
Share-based payments expense	(190)	-	-	-	-	(190)
Interest expense	(1,665)	298	-	-	-	(1,367)
Total operating expense:	(8,169)	(2,799)	(2,201)	(578)	(1,505)	(15,252)

Other income/(expenses)
Interest income	142	(20)	-	-	-	122
Loss on foreign exchange	(12,761)	(1,643)	-	-	-	(14,404)
Accretion expense	(578)	-	-	578	-	-
Gain on hyperinflationary net monetary position	-	4,448	-	-	-	4,448
Other income	-	(5)	-	-	1,505	1,500
Total other income/(expenses)	(13,197)	2,780	-	578	1,505	(8,334)
Loss – before income taxes	(10,286)	(7,672)	(2,201)	-	-	(20,159)

Income tax benefit	2,440	129	-	-	-	2,569
Net loss	$(7,846)	$(7,543)	$(2,201)	$-	$-	$(17,590)

Attributable to non-controlling interest	(528)	(538)	(220)	(58)	-	(1,344)
Attributable to equity share owners of the parent	(7,318)	(7,005)	(1,981)	58	-	(16,246)
	(7,846)	(7,543)	(2,201)	-	-	(17,590)
Other comprehensive income (loss) net of tax
Change in fair value of investment	(13)	-	-	-	-	(13)
Foreign currency translation adjustment	(2,824)	9,836	-	-	-	7,012
Total other comprehensive income (loss)	(2,837)	9,836	-	-	-	6,999
Total comprehensive income (loss)	$(10,683)	$2,293	$(2,201)	$-	$-	$(10,591)

Weighted average shares outstanding – basic and diluted	254,387,482					254,387,482

Net loss per share – basic and diluted	$(0.031)	$(0.030)	$(0.008)	$-	$-	$(0.069)

The US GAAP consolidated statement of comprehensive loss for the year ended December 31, 2019 has been reconciled to IFRS as follows:

	As reported US GAAP	Adjustment for final PPA (e)	Adjusted US GAAP	Adjustment reference			As restated IFRS
				$’000
	$’000	$’000	$’000	(a)	(b)	(c)	$’000

Revenue	$21,938	$-	$21,938	$-	$-	$-	$21,938
Cost of sales	(16,430)	7	(16,423)	(715)	-	-	(17,138)
Gross profit	5,508	7	5,515	(715)	-	-	4,800

Operating income (expenses):
Exploration expenses	(3,758)	-	(3,758)	-	1,150	-	(2,608)
Administrative expenses	(7,262)	(169)	(7,431)	(157)	(3,456)	-	(11,044)
Impairment of mineral properties	(1,996)	-	(1,996)	-	-	-	(1,996)
Share-based payments expense	(127)	-	(127)	-	-	-	(127)
Interest expense	(2,131)	-	(2,131)	-	-	-	(2,131)
Total operating expense:	(15,274)	(169)	(15,443)	(157)	(2,306)	-	(17,906)

Other income/(expenses)
Interest income	191	-	191	-	-	-	191
Gain/(loss) on foreign exchange	377	-	377	104	-	-	481
Accretion expense	(179)	-	(179)	-	-	144	(35)
Total other income/(expenses)	389	-	389	104	-	144	637
Income (loss) – before income taxes	(9,377)	(162)	(9,539)	(768)	(2,306)	144	(12,469)

Income tax benefit (expense)	(298)	-	(298)	413	-	-	115
Net income (loss)	$(9,675)	$(162)	$(9,837)	$(355)	$(2,306)	$144	$(12,354)

Attributable to non-controlling interest	(122)	-	(122)	(30)	(231)	-	(383)
Attributable to equity share owners of the parent	(9,553)	(162)	(9,715)	(325)	(2,075)	144	(11,971)
	(9,675)	(162)	(9,837)	(355)	(2,306)	144	(12,354)
Other comprehensive income (loss) net of tax
Change in fair value of investment	(28)	-	(28)		-	-	(28)
Foreign currency translation adjustment	(28)	-	(28)	402	-	-	374
Total other comprehensive income (loss)	(56)	-	(56)	402	-	-	346
Total comprehensive income (loss)	$(9,731)	$(162)	$(9,893)	$47	$(2,306)	$144	$(12,008)

Weighted average shares outstanding – basic and diluted	282,306,312	-	282,306,312	-	-	-	282,306,312

Net income (loss) per share – basic and diluted	$(0.034)	$-	$(0.035)	$-	$(0.009)	$-	$(0.044)

The US GAAP components of shareholders' equity as at January 1, 2018 has been reconciled to IFRS as follows:

	As reported US GAAP	Adjustments	As Restated IFRS

Capital stock	$31,868	$18	$31,886
Accumulated Deficit	(157,399)	(604)	(158,003)
Contributed surplus	-	159,193	159,193
Accumulated other comprehensive income	2,318	(2,018)	300
Additional paid in capital	149,982	(149,982)	-
Total attributed to parent	$26,769	$6,607	$33,376
Non-controlling interest	407	-	407
Total	$27,176	$6,607	$33,783

The US GAAP components of shareholders' equity as at December 31, 2018 has been reconciled to IFRS as follows:

	As reported	January 1, 2018 Opening balance adjustments as per table above					As restated
	US GAAP		Adjustment reference				IFRS
			(a)	(b)	(c)	(d)

Capital stock	$301	$18	$-	$-	$-	$(18)	$301
Accumulated Deficit	(164,717)	(604)	(7,005)	(1,981)	58	85	(174,164)
Contributed surplus	-	159,193	-	-	-	20,949	180,142
Accumulated other comprehensive income	(519)	(2,018)	9,836	-	-	10,741	18,040
Additional paid in capital	181,549	(149,982)	-	-	-	(31,567)	-
Total attributed to parent	$16,614	$6,607	$2,831	$(1,981)	$58	$190	$24,319
Non-controlling interest	(121)	-	(538)	(220)	(58)	-	(937)
Total	$16,493	$6,607	$2,293	$(2,201)	$-	$190	$23,382

The US GAAP consolidated statement of cash flows for the year ended December 31, 2018 has been reconciled to IFRS as follows:

	As reported US GAAP	Adjustment	As restated IFRS
Cash flow from operating activities
Net loss	$(7,846)	$(9,744)	$(17,590)
Items not affecting cash
Depreciation of property, plant and equipment	4,512	2,834	7,346
Depreciation of mineral properties	-	3,069	3,069
Amortization of mining rights	100	-	100
Net impairment of assets	690	1,570	2,260
Share based payment expense	190	-	190
Asset retirement obligation	(712)	712	-
Write-down of inventory	8,881	6,266	15,147
Accretion expense	578	(578)	-
Restatement for hyperinflation	-	(17,047)	(17,047)
Deferred tax expense/(benefit)	(2,440)	(129)	(2,569)
	3,953	(13,047)	(9,094)
Net change in non-cash working capital items
(Increase)/decrease in receivables	3,841	(1)	3,840
(Increase)/decrease in deferred tax assets	1,548	(1,110)	438
(Increase)/decrease in inventory	6,932	(5,887)	1,045
Increase/(decrease) in accounts payable and accrued liabilities	(4,094)	4,472	378
Increase/(decrease) in other long-term payables	(82)	82	-
Increase/(decrease) in provision	-	(216)	(216)
Increase/(decrease) in transaction taxes payable	(329)	-	(329)
	7,816	(2,660)	5,156
Net cash provided by/(used in) operating activities	11,769	(15,707)	(3,938)

Cash flows from investing activities
Purchase of property, plant and equipment	(4,063)	(247)	(4,310)
Purchase of mineral property	(698)	(545)	(1,243)
Purchase of mining rights	(14,612)	-	(14,612)
Proceeds from disposal of property, plant and equipment	7,515	(15)	7,500
Net cash used in investing activities	(11,858)	(807)	(12,665)

Cash flow from financing activities
Bank indebtedness (repayment)	7,877	1	7,878
Proceeds from loans	6,278	23,660	29,938
Repayment of loans	(18,625)	(19,843)	(38,468)
Net cash provided by/(used in) financing activities	(4,470)	3,818	(652)

Net increase/(decrease) in cash	(4,559)	(12,696)	(17,255)
Effect of foreign exchange on cash	3,934	12,691	16,625
Cash, beginning of year	1,285	(1)	1,284
Cash, end of the year	$660	$(6)	$654

Taxes paid	(329)	-	(329)
Interest paid	(634)	(699)	(1,333)
Supplemental non-cash information
Change in value of investments	(13)	-	(13)

The US GAAP consolidated statement of cash flows for the year ended December 31, 2019 has been reconciled to IFRS as follows:

	As reported US GAAP	Adjustment	As restated IFRS
Cash flow from operating activities
Net loss	$(9,675)	$(2,679)	$(12,354)
Items not affecting cash
Depreciation of property, plant and equipment	1,844	1,184	3,028
Depreciation of mineral properties	-	3,456	3,456
Amortization of mining rights	100	-	100
Net impairment of assets	1,996	(1,996)	-
Share based payment expense	127	-	127
Asset retirement obligation	1,342	(1,342)	-
Provisions	-	2,419	2,419
Impairment of mineral properties	-	1,996	1,996
Write-down of inventory	2,368	-	2,368
Accretion expense	179	(144)	35
Deferred tax expense/(benefit)	298	(413)	(115)
	(1,421)	2,481	1,060
Net change in non-cash working capital items
(Increase)/decrease in receivables	3,863	1	3,864
(Increase)/decrease in deferred tax assets	1,787	6	1,793
(Increase)/decrease in inventory	1,477	(231)	1,246
(Increase)/decrease in other financial assets	32	(4)	28
Increase/(decrease) in accounts payable and accrued liabilities	(3,116)	(8)	(3,124)
Increase/(decrease) in accounts payable and accrued liabilities with related parties	301	-	301
Increase/(decrease) in interest payable	-	(9)	(9)
Increase/(decrease) in provision	-	(24)	(24)
Increase/(decrease) in other long-term payables	(23)	23	-
Increase/(decrease) in transaction taxes payable	(126)	-	(126)
	4,195	(246)	3,949
Net cash provided by/(used in) operating activities	2,774	2,235	5,009

Cash flows from investing activities
Purchase of property, plant and equipment	(777)	-	(777)
Purchase of mineral property	(216)	(2,710)	(2,926)
Proceeds from disposal of property, plant and equipment	113	76	189
Net cash used in investing activities	(880)	(2,634)	(3,514)

Cash flow from financing activities
Bank indebtedness (repayment)	2,608	-	2,608
Proceeds from loans with related parties	8,515	-	8,515
Repayment of loans	(10,530)	-	(10,530)
Net cash provided by/(used in) financing activities	593	-	593

Net increase/(decrease) in cash	2,487	(399)	2,088
Effect of foreign exchange on cash	(2,462)	405	(2,057)
Cash, beginning of year	660	(6)	654
Cash, end of the year	$685	$-	$685

Taxes paid	(126)	-	(126)
Interest paid	(416)	-	(416)
Supplemental non-cash information
Change in value of investments	(28)	-	(28)

The following summarizes the significant changes to the Company’s accounting policies upon the transition from US GAAP to IFRS:

a)	Hyperinflationary economies

Under US GAAP, once the Argentine Peso had been designated to be a highly inflationary economy, the Company was required to change the functional currency for those subsidiaries to the Company’s reporting currency USD.

In accordance with IAS 29, Financial Reporting in Hyperinflationary Economies, the Company’s subsidiaries’ financial statements with Argentine Peso functional currency are restated by applying a general price index and translated at closing rates before they are included in the consolidated financial statements. The subsidiary financial statements in hyperinflationary economies have used the Consumer Price Index (IPC) published by the National Institute of Statistics and Census (INDEC) as from January 2017 (base month: December 2016) and the Wholesale Price Index (IPIM) published by the INDEC to date, by computing for the months of November and December 2015, on which no INDEC information is available on changes in the IPIM, the IPC variation in the City of Buenos Aires.

b)	Development and exploration costs

Under US GAAP, development and exploration costs are expensed until the mineralization is classified as proven and probable and determination of the technical feasibility and the commercial viability of the property.

Under IFRS 6, Exploration for and Evaluation of Mineral Resources, the Company shall determine an accounting policy specifying which expenditures are capitalized as mineral properties. The Company has determined that exploration and development costs previously expensed under US GAAP will be capitalized under IFRS for the Cap-Oeste, Lomada de Leiva, Mina Martha and La Josefina mineral properties.

c)	Reclamation and remediation obligations

Under US GAAP, the present value of reclamation and remediation obligations are measured using a credit-adjusted risk free discount rate and the obligation is not remeasured for changes in the risk-free rate as the credit-adjusted risk-free rate used to initially measure the obligation is used for all subsequent reductions in the estimated gross future cash flows. Only if the estimated gross future cash flows are increased is the discount rate changed to reflect the current risk-free rate.

Under IAS 37, Provisions, Contingent Liabilities and Contingent Assets, the present value of reclamation and remediation obligations are measured using a risk-free discount rate at each statement of financial position date.

d)	Presentation differences

Some figures stated under US GAAP have been reclassified to conform with the presentation requirements under IFRS.

e)	Final purchase price allocation

Upon the reverse acquisition of Hunt Mining Corp., the Company was in the process of gathering the facts and circumstances to complete the assessment of the fair value of Hunt’s property, plant and equipment and mineral properties. The Company had recorded provisional amounts for these assets in the previous consolidated financial statements. On September 1, 2020 the Company completed the assessment of the fair value of these items. The December 31, 2019 consolidated financial statements have been restated as if the reverse acquisition was originally accounted for using the final purchase price allocation.